Goodwill and other intangibles (Details-Not deductible for tax purposes) - Rubicon Technologies, LLC and Subsidiaries [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill		$ 32,132	$ 32,132
Rubicon [Member]
Goodwill	$ 32,132	$ 32,132